UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04694

 NAME OF REGISTRANT:                 THE AMERICAN FUNDS TAX-EXEMPT SERIES II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Hope Street
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kimberly S. Verdick
                                         333 South Hope Street
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-486-9200

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006

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Item 1.  Proxy Voting Record

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series II
(Registrant)



By:      /s/ Abner D. Goldstine
         -----------------------------------
         Abner D. Goldstine
         President and Principal Executive Officer

Date:    August 23, 2006